Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Oil and natural gas sales, net of royalties	$ 1,292,736	$ 920,693	$ 722,732
Type of revenue	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember
Commodity derivative instruments gain/(loss)	$ 88,232	$ 14,310	$ (29,397)
Total	1,380,968	935,003	693,335
Expenses
Production taxes	87,286	54,318	37,417
General and administrative	75,783	74,301	86,319
Depletion, depreciation and accretion	304,274	250,774	328,964
Asset impairment			301,171
Interest	36,799	38,714	45,443
Foreign exchange (gain)/loss	39,521	(30,150)	(40,526)
Gain on divestment of assets		(78,400)	(559,235)
Gain on prepayment of senior notes			(19,270)
Other expense /(income)	(5,909)	(1,906)	(2,230)
Total	899,478	616,017	533,117
Income/(Loss) Before Taxes	481,490	318,986	160,218
Current income tax expense/(recovery)	(27,093)	(47,957)	(2,351)
Deferred income tax expense/(recovery)	130,304	129,945	(234,847)
Net Income/(Loss)	378,279	236,998	397,416
Other Comprehensive Income/(Loss)
Change in cumulative translation adjustment	125,817	(90,277)	(49,271)
Total Comprehensive Income/(Loss)	$ 504,096	$ 146,721	$ 348,145
Net Income/(Loss) per Share
Basic (in CAD per share)	$ 1.55	$ 0.98	$ 1.75
Diluted (in CAD per share)	$ 1.53	$ 0.96	$ 1.72
Operating
Expenses
Costs of goods sold	$ 238,261	$ 197,101	$ 247,917
Transportation
Expenses
Costs of goods sold	$ 123,463	$ 111,265	$ 107,147